Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 324.3	$ 223.5
Accounts receivable, less allowances of $26.0 and $19.9, respectively	1,288.7	1,212.2
Inventories	465.5	401.0
Other current assets	172.6	180.7
Total current assets	2,251.1	2,017.4
Property, plant and equipment, net	406.9	428.2
Other assets:
Goodwill	611.7	605.8
Other intangible assets, net	1,311.7	1,441.6
Deferred income taxes	13.9	9.0
Other	176.4	155.4
Total other assets	2,113.7	2,211.8
Total assets	4,771.7	4,657.4
Current liabilities:
Current portion of long-term debt and short-term borrowings	41.1	0.0
Accounts payable	655.8	636.8
Accrued expenses and other liabilities	876.8	867.7
Income taxes	27.9	15.2
Total current liabilities	1,601.6	1,519.7
Long-term debt, net	2,234.8	3,467.3
Deferred income taxes	116.8	124.7
Other long-term liabilities	446.8	250.5
Total liabilities	4,400.0	5,362.2
Equity
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, none issued and outstanding	0.0	0.0
Common stock, $0.0001 par value, 700,000,000 shares authorized, 328,411,705 and 118,261,955 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively	0.0	0.0
Additional paid-in capital	1,641.9	277.7
Accumulated deficit	(1,259.1)	(1,000.6)
Accumulated other comprehensive (loss) income	(11.1)	18.1
Total equity (deficit)	371.7	(704.8)
Total liabilities and equity	$ 4,771.7	$ 4,657.4